Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (18,844)	$ (10,440)
Exchange difference	1,812	501
Total	13,932	16,259
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,763	20,177
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,370	3,073
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31	34
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,800	$ 2,914